Divestitures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) dealers Transaction	Dec. 31, 2013 USD ($) dealers Transaction
Disposal groups
Cat Financial financing of transactions	$ 9,929	$ 11,278	$ 11,422
Bucyrus Distribution Business | Disposal group, not discontinued operations
Disposal groups
Asset impairment charges		$ 4	$ 11
Number of sales transactions completed | Transaction		32	19
Sales price of business		$ 199	$ 467
After-tax profit (loss) impact		(22)	(39)
Other operating income related to sales transactions		21	95
Unfavorable prior sale transaction adjustment		(14)
Increase (Decrease) in Parts Returns Reserve			34
Selling, general and administrative expenses		25	104
Income tax		4	(4)
Customer relationship intangible assets sold		82	127
Other assets sold		24	65
Allocated goodwill		$ 63	$ 56
Number of dealers receiving financing | dealers		2	5
Cat Financial | Bucyrus Distribution Business | Disposal group, not discontinued operations
Disposal groups
Cat Financial financing of transactions		$ 20	$ 132